Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and prepaid revenues
Interest expenses accrued	kr 8,720	kr 8,333
Other accrued expenses and prepaid revenues	78	54
Total	kr 8,798	kr 8,387